Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 28, 2017	Dec. 29, 2016
Commitments and Contingencies.
Schedule of future minimum lease payment

(in thousands)	Amount
Thirteen weeks ended December 28, 2017	$18,100
2018	81,967
2019	92,825
2020	91,135
2021	87,128
Thereafter	564,361
Total minimum lease payments	$935,516

Future minimum lease payments under non-cancelable operating leases (with initial or remaining lease terms in excess of one year) as of December 29, 2016, are (in thousands):

Amount
2017	$63,340
2018	71,913
2019	73,580
2020	71,598
2021	67,875
Thereafter	369,231

Total minimum lease payments	$717,537